Related party transactions and balances (Details)	12 Months Ended
Dec. 31, 2023
WIS Holdings Pte Ltd
Description of relationships of related party	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd
Description of relationships of related party	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd
Description of relationships of related party	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd
Description of relationships of related party	A common shareholder of Mains D’Or Investments Ltd
Mains D' Or Investments Ltd
Description of relationships of related party	A company controlled by the Company’s controlling shareholder